Basis of Preparation (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Basis of Preparation [Line Items]
Recoverable amount of intangible assets under development (in Dollars)
Computer Software [Member]
Basis of Preparation [Line Items]
Estimated useful lives	2 years
Other Intangible Assets [Member]
Basis of Preparation [Line Items]
Estimated useful lives	10 years